Income Taxes (Aggregate Change In Balance Of Unrecognized Tax Benefits) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Abstract]
Balance at January 1,	$ 955	$ 1,082	$ 1,021
Effect of change in foreign currency rates	66	(127)	61
Balance at December 31,	$ 1,021	$ 955	$ 1,082